INVESTMENTS IN AFFILIATED AND OTHER COMPANY (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2015	Jul. 31, 2015	Jan. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investments in other company					$ 78		$ 79
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method					10.64%
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method					41.18%
Payments to equity interest		$ 2,000	$ 1,100	$ 1,400
IRT [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method						50.00%
Payments to equity interest					$ 2,300
Agreement term	1 year
IRT [Member] | Libor [Member]
Schedule of Equity Method Investments [Line Items]
Description of variable rate basis					Libor
Basis spread on variable rate					3.50%